Condensed Interim Consolidated Balance Sheets (Parenthetical) - $ / shares	Mar. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Statement of Financial Position [Abstract]
Preferred stock par value	$ 0.000001	$ 0.000001	$ 0.000001
Preferred stock shares authorized	10,000,000	10,000,000	10,000,000
Preferred stock, shares issued
Preferred stock, shares outstanding
Common stock par value	$ 0.000001	$ 0.000001	$ 0.000001
Common stock shares authorized	750,000,000	750,000,000	750,000,000
Common stock shares issued	164,435,442	143,117,068	143,117,068
Common stock shares outstanding	164,435,442	143,117,068	143,117,068